Shareholder Report, Holdings (Details)_1	Jun. 30, 2024
Class II | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
Class II | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Class II | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Class II | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Class II | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Class II | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Class II | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Class II | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Class II | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Class II | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%
Service Class I | Corporate Debt [Member]
Holdings [Line Items]
Percent of Total Investments	35.80%
Service Class I | U.S. Government Agency Obligations and Instrumentalities [Member]
Holdings [Line Items]
Percent of Total Investments	34.20%
Service Class I | Non-U.S. Government Agency Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	13.80%
Service Class I | Sovereign Debt Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.70%
Service Class I | U.S. Treasury Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
Service Class I | Bank Loans [Member]
Holdings [Line Items]
Percent of Total Investments	2.70%
Service Class I | Repurchase Agreement [Member]
Holdings [Line Items]
Percent of Total Investments	1.10%
Service Class I | Investment of Cash Collateral from Securities Loaned [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
Service Class I | U.S. Treasury Bill [Member]
Holdings [Line Items]
Percent of Total Investments	0.40%
Service Class I | Common Stocks Sold Short [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%